Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(3)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($m)	Adjusted EBIT(6) ($m)
					Company TSR(4) ($)	Peer Group TSR(4)(5) ($)
2024	8,642,216	10,556,908	2,032,894	2,397,246	109	141	352	549
2023	8,721,018	9,414,595	2,171,986	2,291,678	105	120	298	512
2022	6,805,161	3,692,477	1,715,941	1,096,076	114	121	258	429
2021	5,940,377	3,389,548	1,480,706	1,022,817	116	131	324	492
2020	11,410,221	12,624,919	2,683,195	2,896,277	107	114	363	618

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote	The PEO/CEO for all years shown was Lance Mitchell. The non-PEO NEOs represent the following individuals for each of the years shown:
•2024: Scott Huckins, who served as CFO (a non-PEO NEO) for the entirety of the reporting year, Rachel Bishop, President, Hefty Tableware, Judith Buckner, President, Reynolds Cooking & Baking and Steve Estes, Chief Administrative Officer;
•2023: Scott Huckins, CFO, Rachel Bishop, President, Hefty Tableware, Judith Buckner, President, Reynolds Cooking & Baking, Lisa Smith, President, Hefty Waste and Storage and Michael Graham, former CFO;
•2022: Michael Graham, CFO, Rachel Bishop, President, Hefty Tableware, Judith Buckner, President, Reynolds Cooking & Baking, Lisa Smith, President, Hefty Waste and Storage and Craig Cappel, former President, Reynolds Cooking & Baking;
•2021: Michael Graham, CFO, Craig Cappel, former President, Reynolds Cooking & Baking, Stephan Pace, President, Sales and Chief Customer Officer and Steve Estes, Chief Administrative Officer; and
•2020: Michael Graham, CFO, Rachel Bishop, President, Hefty Tableware, Craig Cappel, former President, Reynolds Cooking & Baking and Stephan Pace, President, Sales and Chief Customer Officer.

Peer Group Issuers, Footnote	The complete list of our peer group used for the TSR calculation is the same group of companies used by us for purposes of the performance graph in our Annual Report on Form 10-K and comprises: Church & Dwight Co., Inc., The Clorox Company, Colgate-Palmolive Company, Energizer Holdings, Inc., Kimberly-Clark Corporation, Newell Brands Inc., The Procter & Gamble Company, The Scotts Miracle-Gro Company, Spectrum Brands Holdings, Inc. and WD-40 Company.
PEO Total Compensation Amount	$ 8,642,216	$ 8,721,018	$ 6,805,161	$ 5,940,377	$ 11,410,221
PEO Actually Paid Compensation Amount	$ 10,556,908	9,414,595	3,692,477	3,389,548	12,624,919
Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation for 2024 (the equity adjustments for 2020-2023 were set forth in the proxy statements for our 2023 and 2022 annual meeting of stockholders):
PEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)(i)	Additions to SCT Total ($)(ii)	CAP ($)
2024	8,642,216	(4,649,988)	6,564,680	10,556,908
Represents the following:

Year	Grant Date Fair Value of Covered Year Equity Awards ($)	Deductions from SCT Total ($)
2024	(4,649,988)	(4,649,988)

(ii)    Represents the following:

Year	Fair Value of Equity Awards Granted in Covered Year at Covered Year End ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years' Awards Unvested at the End of Covered Year ($)	Change in Fair Value at Vesting Date from Prior Year End of Prior Years' Awards that Vested in Covered Year ($)	Additions to SCT Total ($)
2024	6,517,303	26,790	20,587	6,564,680

Non-PEO NEO Average Total Compensation Amount	$ 2,032,894	2,171,986	1,715,941	1,480,706	2,683,195
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,397,246	2,291,678	1,096,076	1,022,817	2,896,277
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)(iii)	Additions to SCT Total ($)(iv)	CAP ($)
2024	2,032,894	(873,620)	1,237,972	2,397,246
(iii)    Represents the following:

Year	Grant Date Fair Value of Covered Year Equity Awards ($)	Deductions from SCT Total ($)
2024	(873,620)	(873,620)
(iv)    Represents the following:

Year	Fair Value of Equity Awards Granted in Covered Year at Covered Year End ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years' Awards Unvested at the End of Covered Year ($)	Change in Fair Value at Vesting Date from Prior Year End of Prior Years' Awards that Vested in Covered Year ($)	Additions to SCT Total ($)
2024	1,224,436	4,462	9,074	1,237,972

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Cumulative Company TSR and Cumulative Peer Group TSR
	(1) Regular CAP consists of CAP amounts in each year, other than IPO-Related CAP in 2020. IPO-Related CAP consists of the 2020 amounts awarded pursuant to IPO Success Transition Bonuses and the IPO RSUs granted on February 4, 2020.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income
	(1) Regular CAP consists of CAP amounts in each year, other than IPO-Related CAP in 2020. IPO-Related CAP consists of the 2020 amounts awarded pursuant to IPO Success Transition Bonuses and the IPO RSUs granted on February 4, 2020.
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. Adjusted EBIT
	(1) Regular CAP consists of CAP amounts in each year, other than IPO-Related CAP in 2020. IPO-Related CAP consists of the 2020 amounts awarded pursuant to IPO Success Transition Bonuses and the IPO RSUs granted on February 4, 2020.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid vs. Cumulative Company TSR and Cumulative Peer Group TSR
	(1) Regular CAP consists of CAP amounts in each year, other than IPO-Related CAP in 2020. IPO-Related CAP consists of the 2020 amounts awarded pursuant to IPO Success Transition Bonuses and the IPO RSUs granted on February 4, 2020.
Tabular List, Table

Most Important Performance Measures
• Adjusted EBIT
• Revenue
• Adjusted Earnings per Share
• Adjusted EBITDA(1)
• Free Cash Flow

Total Shareholder Return Amount	$ 109	105	114	116	107
Peer Group Total Shareholder Return Amount	141	120	121	131	114
Net Income (Loss)	$ 352,000,000	$ 298,000,000	$ 258,000,000	$ 324,000,000	$ 363,000,000
Company Selected Measure Amount	549,000,000	512,000,000	429,000,000	492,000,000	618,000,000
Additional 402(v) Disclosure	We define Adjusted EBITDA as net income calculated in accordance with GAAP, plus the sum of income tax expense, net interest expense, depreciation and amortization and IPO and separation-related costs, as well as other non-recurring costs.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for fiscal 2024 to our company’s performance is Adjusted EBIT. Adjusted EBIT is a non-GAAP financial measure. Refer to Appendix A to this Proxy Statement for a reconciliation of this non-GAAP financial measure to the corresponding GAAP measure.
Measure:: 6
Pay vs Performance Disclosure
Non-GAAP Measure Description	Total shareholder return as calculated based on a fixed investment of $100 measured from the market close on January 31, 2020 (the first trading day of our stock) through and including the end of the fiscal year for each year reported in the table.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Deductions	$ (4,649,988)
Adjustment to Compensation Amount, Additions	6,564,680
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,649,988)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,517,303
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,790
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,587
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Deductions	(873,620)
Adjustment to Compensation Amount, Additions	$ 1,237,972
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	• Adjusted EBIT
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	• Revenue
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	• Adjusted Earnings per Share
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	• Adjusted EBITDA(1)
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	• Free Cash Flow
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (873,620)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,462
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,074
Non-PEO NEO | Equity Awards in Current Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,224,436